Trade payables	12 Months Ended
Mar. 31, 2020
Trade payables
Trade payables

12.           Trade payables

The increase in trade payables relates primarily to unpaid invoices associated with the pre-delivery payments due to the aircraft manufacturer, Boeing, for future deliveries of Boeing 737-MAX aircraft.